Revenue (Details) - Schedule of Revenue Disaggregated by Product Categories $ in Millions	12 Months Ended
	Mar. 31, 2024 SGD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 SGD ($)	Mar. 31, 2022 SGD ($)
Sales of products – at a point in time
Total revenue	$ 41,353,555	$ 30,689,095	$ 37,643,696	$ 29,813,611
Safety equipment [Member]
Sales of products – at a point in time
Total revenue	28,504,510	21,153,625	24,468,513	17,126,386
Auxiliary products [Member]
Sales of products – at a point in time
Total revenue	$ 12,849,045	$ 9,535,470	$ 13,175,183	$ 12,687,225